PREPAIDS AND DEPOSITS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
PREPAIDS AND DEPOSITS
7.	PREPAIDS AND DEPOSITS

As at	June 30, 2026	December 31, 2025
Insurance	$89,136	$526,555
Prepaid other	554,590	214,493
Deposits	4,989,078	4,016,052
	$5,632,804	$4,757,100

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Six Months Ended June 30, 2026 Expressed in Canadian Dollars (unaudited)